Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Monthly fees	$ 183	$ 125	$ 104
Bonus	49
Payments for employees	39
Total	$ 271	$ 125	$ 104